Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Income Taxes [Line Items]
Joint venture net loss allocated to Microsoft	$ 105,542,000
Valuation allowance	1,215,000	$ 19,176,000
Increase in valuation allowance	(17,961,000)
Unrecognized tax benefits, all of which, if recognized, would affect effective tax rate	18,382,000
Accrued interest and penalties included in unrecognized tax benefits	12,000,000	10,606,000
Additional net interest and penalties recognized in income tax expense	1,394,000	$ 472,000	$ 2,674,000
Decrease in unrecognized tax benefit that it is reasonably possible within the next twelve months	2,479,000
Federal and State Tax Credits | Indefinite Life
Income Taxes [Line Items]
Tax credits	$ 2,152,000
Subject To Utilization Limitations | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2019
Subject To Utilization Limitations | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2023
Subject To Utilization Limitations | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	$ 53,222,000
Net operating loss carryforwards, limitation on utilization	6,653,000
Subject To Utilization Limitations | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 168,023,000
Not Subject to Annual Limitation | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration dates	2030
Not Subject to Annual Limitation | State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 152,853,000
Net operating loss carryforwards, limitation on utilization	$ 0